ERShares US Small Cap Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.5%
	Aerospace & Defense — 0.1%
1,600	Elbit Systems Ltd.	$192,480
	Asset Management — 0.7%
2,400	Cohen & Steers, Inc.	133,776
325,644	WisdomTree Investments, Inc.	1,042,061
		1,175,837
	Automotive — 1.6%
148,800	Niu Technologies - ADR *	2,856,960
	Banking — 3.3%
162,025	Live Oak Bancshares, Inc.	4,104,093
27,994	Pinnacle Financial Partners, Inc.	996,307
27,585	Preferred Bank	886,030
		5,986,430
	Biotechnology & Pharmaceutical — 29.7%
127,196	Allogene Therapeutics, Inc. *,1	4,796,561
110,000	Arcturus Therapeutics Holdings, Inc. *,1	4,719,000
90,685	Arrowhead Pharmaceuticals, Inc. *	3,904,896
203,133	Catalyst Pharmaceuticals, Inc. *	603,305
177,300	Corcept Therapeutics, Inc. *	3,085,906
30,000	CRISPR Therapeutics AG *	2,509,200
35,815	Eagle Pharmaceuticals, Inc. *	1,521,421
25,000	Editas Medicine, Inc. *,1	701,500
26,362	Global Blood Therapeutics, Inc. *,1	1,453,601
22,943	Guardant Health, Inc. *	2,564,569
110,000	Intellia Therapeutics, Inc. *	2,186,800
34,463	Ionis Pharmaceuticals, Inc. *	1,635,269
80,000	Iovance Biotherapeutics, Inc. *	2,633,600
62,331	Kura Oncology, Inc. *	1,909,822
23,500	Livongo Health, Inc. *	3,291,175
24,351	Madrigal Pharmaceuticals, Inc. *,1	2,891,194
22,106	Neurocrine Biosciences, Inc. *,1	2,125,713
83,632	Supernus Pharmaceuticals, Inc. *	1,742,891
168,600	Syros Pharmaceuticals, Inc. *,1	1,490,424
40,000	Twist Bioscience Corp. *	3,038,800
50,582	Ultragenyx Pharmaceutical, Inc. *	4,157,335
3,026	United Therapeutics Corp. *	305,626
		53,268,608
	Commercial Services — 3.1%
17,026	Avalara, Inc. *	2,168,091

ERShares US Small Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Services (Continued)
42,216	Insperity, Inc.	$2,764,726
13,917	National Research Corp.	684,855
		5,617,672
	Hardware — 3.8%
100,761	Super Micro Computer, Inc. *	2,660,090
6,516	Ubiquiti, Inc.	1,085,957
39,282	Vicor Corp. *	3,053,390
		6,799,437
	Health Care Facilities & Services — 9.3%
135,000	Invitae Corp. *,1	5,852,250
17,698	Medpace Holdings, Inc. *	1,977,751
70,000	Natera, Inc. *	5,056,800
80,380	Personalis, Inc. *	1,741,835
70,000	Vapotherm, Inc. *	2,030,000
		16,658,636
	Insurance — 3.3%
27,000	Palomar Holdings, Inc. *	2,814,480
39,000	Trupanion, Inc. *,1	3,077,100
		5,891,580
	Media — 4.1%
46,464	Cargurus, Inc. *	1,005,016
46,764	HealthStream, Inc. *	938,554
44,980	Shutterstock, Inc.	2,340,759
3,062	Trade Desk, Inc. - Class A *	1,588,504
15,000	Zillow Group, Inc. - Class A *	1,523,100
		7,395,933
	Medical Equipment & Devices — 6.7%
49,702	Exact Sciences Corp. *	5,067,119
65,173	LeMaitre Vascular, Inc. [1]	2,120,078
31,915	Merit Medical Systems, Inc. *	1,388,302
195,734	Zynex, Inc. *,1	3,415,558
		11,991,057
	Metals & Mining — 1.2%
45,433	Encore Wire Corp.	2,109,000
	Real Estate — 3.9%
85,300	eXp World Holdings, Inc. *	3,441,002
156,274	GEO Group, Inc. - REIT	1,772,147

ERShares US Small Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
99,957	Medical Properties Trust, Inc. - REIT	$1,762,242
		6,975,391
	Renewable Energy — 1.5%
80,792	Ameresco, Inc. - Class A *	2,698,453
	Retail - Discretionary — 1.6%
25,000	Freshpet, Inc. *,1	2,791,250
	Semiconductors — 1.7%
62,016	Impinj, Inc. *	1,634,122
5,182	Monolithic Power Systems, Inc. [1]	1,448,939
		3,083,061
	Software — 15.5%
16,125	Alteryx, Inc. *,1	1,830,994
9,658	Appfolio, Inc. - Class A *	1,369,601
27,500	Bill.com Holdings, Inc. *	2,758,525
68,500	Cloudflare, Inc. *	2,812,610
11,000	Crowdstrike Holdings, Inc. - Class A *	1,510,520
13,042	MongoDB, Inc. *	3,019,353
33,938	Omnicell, Inc. *	2,533,811
98,200	OneSpan, Inc. *	2,058,272
68,800	Ontrak, Inc. *	4,128,000
165,000	PagerDuty, Inc. *,1	4,473,150
9,750	Zscaler, Inc. *	1,371,728
		27,866,564
	Specialty Finance — 2.9%
46,843	Green Dot Corp. - Class A *	2,370,724
9,486	LendingTree, Inc. *,1	2,911,159
		5,281,883
	Technology Services — 1.2%
4,859	EPAM Systems, Inc. *	1,570,817
10,700	TTEC Holdings, Inc.	583,685
		2,154,502
	Waste & Environment Services & Equipment — 1.3%
41,966	Clean Harbors, Inc. *	2,351,355
	Total Common Stocks
	(Cost $148,518,420)	173,146,089
	SHORT-TERM INVESTMENTS — 15.0%
11,426,514	BlackRock Liquidity Funds FedFund Portfolio – Institutional Class, 0.050%[2,3]	11,426,514

ERShares US Small Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS (Continued)
75,106	Fidelity Investments Money Market Government Portfolio - Class I, 0.010%[2,3]	$75,106
6,307,605	Fidelity Investments Money Market Treasury Only Portfolio - Class I, 0.010%[3]	6,307,605
57,291	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.020%[2,3]	57,291
8,947,213	JPMorgan U.S. Government Money Market Fund - Capital Class, 0.010%[2,3]	8,947,213
	Total Short-Term Investments
	(Cost $26,813,729)	26,813,729
	TOTAL INVESTMENTS — 111.5%
	(Cost $175,332,149)	199,959,818
	Liabilities in Excess of Other Assets — (11.5)%	(20,603,343)
	TOTAL NET ASSETS — 100.0%	$179,356,475
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
REIT	Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $19,885,747.
[2]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $20,506,150.
[3]	The rate is the annualized seven-day yield at period end.